Income Taxes (Details) - Schedule of tax expense and the accounting profit - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of tax expense and the accounting profit [Abstract]
Accounting loss before tax	$ (17,710,304)	$ (5,241,952)
Expected tax charge/(credit) at the statutory tax rate of 0% in Cayman Islands
Effect of different tax rates of subsidiaries operating in other jurisdictions	$ (616,272)	$ 103,299
Effect of expenses that are not deductible in determining taxable profit	37,225	21,144
Unrecognized tax losses during the year	614,932
Withholding tax expenses incurred on revenue from foreign jurisdictions	311,042	372,226
Others	(6,924)	4,569
At the effective income tax rate of -1.92% % (2020: -9.56%)	$ 340,003	$ 501,238